Segment Reporting - Summary of Revenue by Geography (Details) - USD ($) $ in Millions	12 Months Ended
	Mar. 31, 2019	Mar. 31, 2018	Mar. 31, 2017
Disclosure Of Geographical Areas [Line Items]
Revenues	$ 11,799	$ 10,939	$ 10,208
North America
Disclosure Of Geographical Areas [Line Items]
Revenues	7,141	6,605	6,320
Europe
Disclosure Of Geographical Areas [Line Items]
Revenues	2,847	2,596	2,295
INDIA
Disclosure Of Geographical Areas [Line Items]
Revenues	292	346	325
Rest of the World
Disclosure Of Geographical Areas [Line Items]
Revenues	$ 1,519	$ 1,392	$ 1,268